Warrants (Detail)				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Nov. 30, 2011	Mar. 31, 2013 June 2014	Dec. 31, 2012 June 2014	Mar. 31, 2013 October 2014	Dec. 31, 2012 October 2014	Mar. 31, 2013 July 2014	Dec. 31, 2012 July 2014	Mar. 31, 2013 August 2014	Dec. 31, 2012 August 2014	Mar. 31, 2013 June 2014	Dec. 31, 2012 June 2014	Mar. 31, 2013 October 2014	Dec. 31, 2012 October 2014	Mar. 31, 2013 May 2015	Dec. 31, 2012 May 2015	Mar. 31, 2013 April 2015	Dec. 31, 2012 April 2015	Mar. 31, 2013 January 2016	Dec. 31, 2012 January 2016	Mar. 31, 2013 April 2015	Dec. 31, 2012 April 2015	Mar. 31, 2013 November 2016	Dec. 31, 2012 November 2016
Class of Warrant or Right [Line Items]
Warrants	16,488,432	16,488,432		99,696	99,696	144,000	144,000	19,007	19,007	14,183	14,183	36,071	36,071	216,000	216,000	1,816,608	1,816,608	409,228	409,228	2,046,139	2,046,139	1,062,500	1,062,500	10,625,000	10,625,000
Exercise Price			1.00	11.9125	11.9125	5.8750	5.8750	4.4750	4.4750	4.0625	4.0625	3.7500	3.7500	3.6700	3.6700	3.6500	3.6500	3.4400	3.4400	2.7500	2.7500	1.0000	1.0000	1.1000	1.1000
Expiration Date				Jun. 30, 2014	Jun. 30, 2014	Oct. 31, 2014	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2014	Aug. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	Jun. 30, 2014	Oct. 31, 2014	Oct. 31, 2014	May 31, 2015	May 31, 2015	Apr. 30, 2015	Apr. 30, 2015	Jan. 31, 2016	Jan. 31, 2016	Apr. 30, 2015	Apr. 30, 2015	Nov. 30, 2016	Nov. 30, 2016